Investments - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
Investments in Associates, Beginning Balance	€ 18	€ 18
Investments	0	0
Disposals and reimbursements of capital	0	0
Valuation using equity method	(1)
Other changes	0	0
Investments in Associates, Ending Balance	17	18
Investments in Joint Ventures, Beginning Balance	0	23
Joint Ventures, Investments		0
Joint Ventures, Disposals and reimbursements of capital		(23)
Joint Ventures, Valuation using equity method		0
Joint Ventures, Other changes		0
Investments in Joint Ventures, Ending Balance	0	0
Investments in Associates and Joint Ventures, Beginning Balance	18	41
Associates and Joint Ventures,Investments	0	0
Associates and Joint Ventures,Disposals and reimbursements of capital	0	0
Associates and Joint Ventures,Valuation using equity method	(1)	(23)
Associates and Joint Ventures,	0	0
Investments in Associates and Joint Ventures,, Ending Balance	17	18
Alfiere SPA [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
Investments in Joint Ventures, Beginning Balance	0	23
Joint Ventures, Investments	0	0
Joint Ventures, Disposals and reimbursements of capital		(23)
Joint Ventures, Valuation using equity method	0	0
Joint Ventures, Other changes	0	0
Investments in Joint Ventures, Ending Balance	0	0
Tiglio I S. r. l [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
Investments in Associates, Beginning Balance	8	8
Investments	0	0
Disposals and reimbursements of capital	0	0
Valuation using equity method	(1)
Other changes	0	0
Investments in Associates, Ending Balance	7	8
NordCom S.p.A. [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
Investments in Associates, Beginning Balance	5	4
Investments	0	0
Disposals and reimbursements of capital	0	0
Valuation using equity method		1
Other changes	0	0
Investments in Associates, Ending Balance	5	5
W.A.Y. S.r.l. [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
Investments in Associates, Beginning Balance	3	3
Investments	0	0
Disposals and reimbursements of capital	0	0
Other changes	0	0
Investments in Associates, Ending Balance	3	3
Other minor companies [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
Investments in Associates, Beginning Balance	2	3
Investments	0	0
Disposals and reimbursements of capital	0	0
Valuation using equity method		(1)
Other changes	0	0
Investments in Associates, Ending Balance	€ 2	€ 2